Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Revenues and NOI for Reportable Segment

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Large Market Same Store	$58,142	$55,111	$115,421	$109,043
Secondary Market Same Store	44,849	43,342	89,098	86,014
Non-Same Store and Other	18,133	8,560	33,993	13,431
Total property revenues	121,124	107,013	238,512	208,488
Management fee income	141	209	319	478
Total operating revenues	$121,265	$107,222	$238,831	$208,966

NOI
Large Market Same Store	$34,424	$32,217	$69,004	$63,653
Secondary Market Same Store	26,841	25,735	53,547	50,792
Non-Same Store and Other	12,302	8,110	23,397	13,890
Total NOI	73,567	66,062	145,948	128,335
Discontinued operations NOI included above	(1,165)	(2,992)	(2,518)	(6,112)
Management fee income	141	209	319	478
Depreciation and amortization	(29,772)	(27,415)	(59,506)	(53,572)
Acquisition expense	(489)	(389)	(499)	(409)
Property management expense	(4,282)	(4,961)	(9,060)	(9,885)
General and administrative expense	(2,410)	(2,816)	(5,300)	(5,845)
Merger related expenses	(5,737)	—	(5,737)	—
Interest and other non-property (loss) income	(5)	84	13	198
Interest expense	(14,159)	(12,577)	(28,190)	(25,253)
(Loss) gain on debt extinguishment	(1)	(15)	(62)	5
Amortization of deferred financing costs	(763)	(753)	(1,528)	(1,409)
Net casualty gain (loss) and other settlement proceeds	438	—	454	(9)
Gain on sale of non-depreciable assets	—	(3)	—	(3)
Gain (loss) from real estate joint ventures	48	(69)	102	(100)
Discontinued operations	32,496	14,056	33,189	24,486
Net income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Net income available for Mid-America Apartments, L.P. common unitholders	$47,747	$28,286	$67,306	$50,622

Assets for Reportable Segment

	June 30, 2013	December 31, 2012
Assets
Large Market Same Store	$1,187,218	$1,108,827
Secondary Market Same Store	695,113	654,315
Non-Same Store and Other	678,361	728,209
Corporate assets	60,028	38,520
Total assets	$2,620,720	$2,529,871